Advances (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Advances [Abstract]
Schedule of Advance Payments by Financial Institution on Foreclosed Properties
Advances, net, which represent payments made on behalf of borrowers or on foreclosed properties, consisted of the following at the dates indicated:

	September 30, 2015	December 31, 2014
Servicing:
Principal and interest	$103,235	$128,217
Taxes and insurance	258,846	467,891
Foreclosures, bankruptcy and other (1)	150,898	293,340
	512,979	889,448
Corporate Items and Other	4,399	4,466
	$517,378	$893,914

(1)	The balances at September 30, 2015 and December 31, 2014 are net of an allowance for losses of $60.4 million and $70.0 million, respectively.

Advances, net, representing payments made on behalf of borrowers or on foreclosed properties, consisted of the following at December 31:

	2014	2013
Servicing:
Principal and interest	$128,217	$141,307
Taxes and insurance	467,891	477,039
Foreclosures, bankruptcy and other (1)	293,340	268,053
	889,448	886,399
Corporate Items and Other	4,466	4,433
	$893,914	$890,832

(1)	The balances at December 31, 2014 and 2013 are net of an allowance for losses of $70.0 million and $38.4 million, respectively.

Schedule of Activity in Advances
The following table summarizes the activity in advances for the nine months ended September 30:

	2015	2014
Beginning balance	$893,914	$890,832
Acquisitions	—	99,318
Transfers to match funded advances	—	(10,156)
Sales of advances	(224,756)	—
Collections of advances, net of new advances, and other	(151,780)	7,292
Ending balance	$517,378	$987,286

The following table summarizes the activity in advances for the years ended December 31:

	2014	2013	2012
Beginning balance	$890,832	$184,463	$103,591
Acquisitions (1)	99,319	733,438	118,360
Transfers to match funded advances	(10,156)	(142,286)	(74,317)
Sales of advances to HLSS (2)	—	(200,749)	—
New advances (collections of advances), net and other	(86,081)	315,966	36,829
Ending balance	$893,914	$890,832	$184,463

(1)	Servicing advances acquired through business acquisitions and asset acquisitions, primarily in connection with the acquisition of MSRs.

(2)
Advances sold in in connection with the sales of Rights to MSRs met the requirements for sale accounting and were derecognized from our financial statements at the time of the sale. Advances sold in connection with the Ginnie Mae EBO Transactions in 2014 did not qualify as sales for accounting purposes.